SHARE BASED COMPENSATION (Summary of the RSUs) (Details) - Restricted Share Units [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number of shares
Outstanding at the beginning of the period	750,000
Granted
Vested	100,000
Outstanding at the end of the period	650,000	750,000
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	$ 2.72
Granted
Vested	$ 2.72
Outstanding at the end of the period	$ 2.72	$ 2.72
Weighted Average Remaining Contractual Life
Granted
Outstanding at the end of the period	2 years 1 month 24 days	2 years 3 months 14 days